Revenue	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Revenue
6.	REVENUE
The Company is viewed as a single reportable segment involving steel production for
purposes of internal performance measurement and resource allocation.

Year ended,	March 31, 2024	March 31, 2023

Total revenue is comprised of:

Sheet & Strip	$2,035.8	$2,161.3

Plate	506.2	387.4

Slab	3.3	1.4

Freight	198.3	182.4

Non-steel revenue	52.2	46.0

	$2,795.8	$2,778.5

The geographical distribution of total revenue is as follows:

Sales to customers in Canada	$1,052.1	$1,030.5

Sales to customers in the United States	1,704.0	1,708.1

Sales to customers in the rest of the world	39.7	39.9

	$2,795.8	$2,778.5

For the year ended March 31, 2024, sales of $
361.5
 million to
one
customer rep
resented greater than
10
% of total revenue

(
March 31, 2023

-
 $
332.2
 million
)
.